Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	Cogo Group, Inc.
Entity Central Index Key	0001519380
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	COGO
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

Condensed Consolidated Balance Sheets In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 CNY
Assets
Cash	$ 30,169	185,159	324,839
Pledged bank deposits	110,648	679,091	556,941
Accounts receivable, net	170,592	1,046,993	704,968
Bills receivable	4,064	24,943	27,945
Amount due from related party	0	0	35,743
Inventories	67,230	412,616	516,372
Income taxes receivable	581	3,566	2,098
Prepaid expenses and other receivables	7,883	48,384	56,266
Total current assets	391,167	2,400,752	2,225,172
Property and equipment, net	4,504	27,645	17,515
Intangible assets, net	18,927	116,162	128,810
Other assets	6	35	261
Total Assets	414,604	2,544,594	2,371,758
Liabilities and equity
Accounts payable	23,249	142,690	102,878
Bank borrowings	90,074	552,823	614,045
Income taxes payable	1,105	6,781	7,155
Amount due to related party	27,966	171,638	0
Accrued expenses and other liabilities	7,799	47,865	35,734
Total current liabilities	150,193	921,797	759,812
Deferred tax liabilities	3,123	19,167	21,254
Total liabilities	153,316	940,964	781,066
Equity
Common stock: Par value: USD0.01 Authorized: 200,000,000 Shares Issued: 44,579,871 shares in 2013, 43,423,556 shares in 2012 Outstanding: 29,518,358 shares in 2013, 31,110,922 shares in 2012	567	3,481	3,409
Additional paid in capital	240,163	1,473,976	1,448,396
Retained earnings	98,331	603,498	584,364
Accumulated other comprehensive loss	(21,441)	(131,594)	(122,513)
Stockholders' Equity subtotal before Treasury Stock, Total	317,620	1,949,361	1,913,656
Less cost of common stock in treasury, 15,061,513 shares in 2013 and 12,312,634 shares in 2012	(65,755)	(403,566)	(369,217)
Total Cogo Group, Inc. equity	251,865	1,545,795	1,544,439
Noncontrolling interests	9,423	57,835	46,253
Total equity	261,288	1,603,630	1,590,692
Total liabilities and equity	$ 414,604	2,544,594	2,371,758

Condensed Consolidated Balance Sheets [Parenthetical] (USD $)	Jun. 30, 2013	Dec. 31, 2012
Common stock, Par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, Authorized	200,000,000	200,000,000
Common stock, Issued	44,579,871	43,423,556
Common stock, Outstanding	29,518,358	31,110,922
Cost of common stock in treasury, shares	15,061,513	12,312,634

Condensed Consolidated Statements of Income and Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Net Revenue	$ 184,928	1,134,978	1,225,247	$ 369,507	2,267,815	2,291,688
Cost of sales	(172,762)	(1,060,311)	(1,137,850)	(345,182)	(2,118,517)	(2,131,953)
Gross profit	12,166	74,667	87,397	24,325	149,298	159,735
Selling, general and administrative expenses	(6,765)	(41,521)	(39,023)	(12,914)	(79,254)	(74,823)
Research and development expenses	(3,100)	(19,023)	(24,009)	(6,530)	(40,078)	(47,898)
Other operating income (expense)	754	4,630	(12)	1,303	7,998	1,729
Income from operations	3,055	18,753	24,353	6,184	37,964	38,743
Interest expense	(753)	(4,621)	(6,741)	(1,433)	(8,795)	(12,110)
Interest income	511	3,135	3,608	946	5,803	7,627
Earnings before income taxes	2,813	17,267	21,220	5,697	34,972	34,260
Income tax expense	(337)	(2,067)	(2,286)	(647)	(3,969)	(4,082)
Net income	2,476	15,200	18,934	5,050	31,003	30,178
Less net income attributable to noncontrolling interests	(792)	(4,858)	(7,528)	(1,934)	(11,869)	(10,836)
Net income attributable to Cogo Group, Inc.	1,684	10,342	11,406	3,116	19,134	19,342
Earnings per share attributable to Cogo Group, Inc.
Basic (in dollars per share)	$ 0.05	0.31	0.31	$ 0.09	0.57	0.53
Diluted (in dollars per share)	$ 0.05	0.31	0.31	$ 0.09	0.57	0.53
Weighted average number of common shares outstanding
Basic (in shares)	33,002,573	33,002,573	36,379,789	33,557,265	33,557,265	36,201,755
Diluted (in shares)	33,111,295	33,111,295	36,379,789	33,762,091	33,762,091	36,201,755
Comprehensive income:
Net income	2,476	15,200	18,934	5,050	31,003	30,178
Other comprehensive income, net of nil tax
Foreign currency translation adjustments	(1,227)	(7,528)	2,624	(1,526)	(9,368)	2,926
Total comprehensive income	1,249	7,672	21,558	3,524	21,635	33,104
Less comprehensive income, net of nil tax, attributable to noncontrolling interests	(742)	(4,556)	(6,783)	(1,887)	(11,582)	(10,835)
Comprehensive income attributable to Cogo Group, Inc.	$ 507	3,116	14,775	$ 1,637	10,053	22,269

Condensed Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Cash flows from operating activities:
Net income	$ 5,050	31,003	30,178
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	400	2,457	2,953
Amortization of land use rights	0	0	131
Amortization of intangible assets	2,061	12,648	12,648
Deferred income taxes	(340)	(2,087)	(2,087)
Provision for doubtful accounts	305	1,870	0
Gain on disposal of property and equipment	0	0	(1,768)
Share-based compensation	4,180	25,652	31,754
Change in operating assets and liabilities:
Accounts receivable, net	(58,106)	(356,619)	86,163
Bills receivable	489	3,002	(23,527)
Inventories	15,741	96,608	(100,066)
Prepaid expenses and other receivables	1,305	8,010	(20,482)
Accounts payable	7,384	45,319	56,719
Amount due from related party	5,824	35,743	0
Amount due to related party	27,966	171,638	0
Income taxes receivable	(245)	(1,503)	158
Income taxes payable	(59)	(362)	(2,837)
Accrued expenses and other liabilities	1,550	9,512	(9,858)
Net cash provided by operating activities	13,506	82,891	60,079
Cash flows from investing activities:
Increase in pledged bank deposits	(20,464)	(125,594)	(70,151)
Purchases of property and equipment	(1,245)	(7,642)	(680)
Net cash used in investing activities	(21,709)	(133,236)	(70,831)
Cash flows from financing activities:
Purchase of treasury stock	(5,597)	(34,349)	0
Net repayment of bank borrowings	(8,556)	(52,514)	(69,979)
Net cash used in financing activities	(14,153)	(86,863)	(69,979)
Effect of exchange rate changes on cash	(403)	(2,472)	3,434
Net decrease in cash	(25,759)	(139,680)	(77,297)
Cash at beginning of the period	52,928	324,839	572,364
Cash at end of the period	30,169	185,159	495,067
Supplementary cash flow information:
Interest paid	1,428	8,766	12,110
Income tax paid	$ 1,287	7,899	7,635

Condensed Consolidated Statements of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Common Stock [Member] USD ($)	Common Stock [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY
Balance at Dec. 31, 2012		1,590,692		3,409		1,448,396		584,364		(122,513)		(369,217)		46,253
Balance (in shares) at Dec. 31, 2012				31,110,922
Net income	5,050	31,003		0		0		19,134		0		0		11,869
Foreign currency translation adjustments	(1,526)	(9,368)		0		0		0		(9,081)		0		(287)
Issuance of common stock pursuant to share-based compensation plan		0		72		(72)		0		0		0		0
Issuance of common stock pursuant to share-based compensation plan (in shares)				1,156,315
Share-based compensation		25,652		0		25,652		0		0		0		0
Purchase of treasury stock		(34,349)		0		0		0		0		(34,349)		0
Purchase of treasury stock (in shares)				(2,748,879)
Balance at Jun. 30, 2013	$ 261,288	1,603,630	$ 567	3,481	$ 24,163	1,473,976	$ 98,331	603,498	$ (21,441)	(131,594)	$ (65,755)	(403,566)	$ 9,423	57,835
Balance (in shares) at Jun. 30, 2013			29,518,358

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Basis of Presentation

The unaudited condensed consolidated financial statements of Cogo Group, Inc. (the “Company”) and its subsidiaries (the “Group”) include, in the opinion of management, all adjustments (consisting of normal recurring adjustments and reclassifications) necessary to present fairly the Group’s consolidated financial position, results of operations and cash flows for all periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) have been condensed or omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2012.

The Group has experienced, and expects to continue to experience, seasonal fluctuations in net revenue, which have historically been lowest in the first quarter of the year due to the Chinese New Year holiday season period and are typically highest in the fourth quarter of the year due to the desire by original equipment manufacturers (“OEMs”) and other customers to spend the remaining allocated annual budgets. Consequently, the Group’s financial position, operating results, cash flows and trends in these unaudited condensed consolidated financial statements are not necessarily indicative of future results that may be expected for any other interim period or for the full year.

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The accompanying unaudited condensed consolidated financial statements are expressed in Renminbi (“RMB”), the national currency of the People’s Republic of China (the “PRC”). For the convenience of the reader, the June 30, 2013 RMB amounts included in the accompanying unaudited condensed consolidated financial statements have been translated into United States dollars (“USD”) at the rate of USD1.0000 = RMB6.1374. No representation is made that the RMB could have been, or could be, converted into USD at that rate or at any particular rate or at all.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Note 2 – Summary of Significant Accounting Policies

The Company has evaluated that the recently issued accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”), which are effective for adoption by the Company, have no significant impacts to the unaudited condensed consolidated financial statements. The Company has also evaluated the impact of recently issued accounting pronouncements issued by FASB that are not yet effective will not have a material impact on the financial position or results of operations upon adoption by the Company.

Accounts Receivable, Net	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Accounts Receivable [Text Block]

Note 3 – Accounts Receivable, Net

	June 30,		December 31
	2013	2013	2012
	USD‘000	RMB‘000	RMB‘000
Accounts receivable	175,275	1,075,734	731,839
Less: allowance for doubtful accounts	(4,683)	(28,741)	(26,871)
Accounts receivable, net	170,592	1,046,993	704,968

An analysis of the allowance for doubtful accounts is as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning Balance	26,911	75,617	26,871	75,617
Additional allowance for doubtful accounts	1,830	–	1,870	–
Ending Balance	28,741	75,617	28,741	75,617

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount.

Bills Receivable	6 Months Ended
Jun. 30, 2013
Other Receivables [Abstract]
Other Receivables [Text Block]
Note 4 – Bills Receivable

To reduce the Group’s credit risk, the Group requires certain customers to pay for the sale of the Group’s products by bills receivable. Bills receivable are short-term notes receivable issued by a financial institution that entitles the Group to receive the full face amount from the financial institution at maturity, which generally ranges from 3 to 6 months from the date of issuance. Historically, the Group has experienced no losses on bills receivable.

The Group did not discount any bills receivable during the three and six months ended June 30, 2013 and 2012.

Inventories	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 5 – Inventories

Inventories are stated at the lower of cost or market.  Cost is determined by the first-in, first-out method.  Cost of inventories comprises direct materials.

Inventories by major categories are as follows:

	June 30,		December 31,
	2013	2013	2012
	USD’000	RMB’000	RMB’000
Finished goods	67,230	412,616	516,372

No inventories were written off during the three months ended June 30, 2013 and 2012.

Property and Equipment, Net	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property Plant and Equipment Disclosure [Text Block]

Note 6 - Property and Equipment, Net

Property and equipment is stated at cost less depreciation and if applicable, impairment.  Property and equipment consists of the following:

	June 30,		December 31,
	2013	2013	2012
	USD’000	RMB’000	RMB’000
Property and equipment, at cost	7,387	45,340	32,783
Less: accumulated depreciation	(2,883)	(17,695)	(15,268)
Property and equipment, net	4,504	27,645	17,515

Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 7 - Intangible Assets

The changes in the carrying amount of intangible assets for the period ended June 30, 2013 is as follows:

June 30,
2013
RMB’000
Balance as of January 1, 2013	128,810
Amortization of intangible assets	(12,648)
Balance as of June 30, 2013	116,162
Balance as of June 30, 2013 (in USD)	18,927

As of June 30, 2013 and December 31, 2012, accumulated amortization for intangible assets amounted to RMB189,211 thousand (USD30,829 thousand) and RMB176,563 thousand, respectively.

Pledged Bank deposits, Bank Borrowings and Banking Facilities	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 8– Pledged Bank deposits, Bank Borrowings and Banking Facilities

The Group has entered into several banking facilities with Standard Chartered Bank (Hong Kong) Limited (“SCB”), Bank of China (Hong Kong) Limited (“BOC”), Guangdong Development Bank Holdings Company Limited (“GDB”) and the Hong Kong and Shanghai Banking Corporation Limited (“HSBC”). These facilities include letters of guarantee, bank loans and irrevocable letters of credit. The banking facilities with BOC and HSBC also include accounts receivable factoring agreements.

The Group’s banking facilities contain the general clause that the banks may at any time without prior notice modify, cancel or suspend the facilities at their sole discretions including, without limitation, canceling any unutilized facilities, and declaring any outstanding amount to be immediately due and payable.

On October 23, 2012, the Company entered into a Sale and Purchase Agreement (the “Envision Agreement”) with Envision Global Group (currently known as Cogobuy Group, or “Cogobuy”), an entity owned by Jeffrey Kang, the Company’s Chairman and Chief Executive Officer, pursuant to which the Company sold certain subsidiaries (the “Disposal Group”) to Cogobuy for a total consideration of USD78,000 thousand. The transactions contemplated by the Envision Agreement closed on November 15, 2012 and the entire purchase price was fully received in 2012.

As stipulated in the Envision Agreement and the Service Agreement dated November 14, 2012, after the disposal of subsidiaries to Cogobuy, guarantees to banking institutions among the Company’s remaining subsidiaries and the Disposal Group will be maintained for a transitional period through December 31, 2014. As of June 30, 2013 and December 31, 2012, the aggregate credit limit of banking facilities granted solely to the Group amounted to RMB994,259 thousand (USD162,000 thousand) and RMB934,515 thousand, respectively. As of June 30, 2013 and December 31, 2012, the aggregate credit limit of joint banking facilities granted which can be utilized by the Group and the Disposal Group (“Joint Banking Facilities”) amounted to RMB432,687 thousand (USD70,500 thousand) and RMB594,975 thousand, respectively. As of June 30, 2013 and December 31, 2012, the aggregate credit limit of banking facilities granted solely to the Disposal Group, guaranteed by the Group (“Guaranteed Facilities for the Disposal Group”), amounted to RMB306,870 thousand (USD50,000 thousand) and RMB311,505 thousand, respectively.

As of June 30, 2013, the total outstanding bank borrowings of the Group amounted to RMB552,823 thousand (USD90,074thousand), of which an aggregate of RMB122,247 thousand (USD19,918 thousand) was borrowed under the Joint Banking Facilities. All outstanding bank borrowings of the Group was secured by the pledged deposit of the Group as of June 30, 2013. As of December 31, 2012, the total outstanding bank borrowings of the Group amounted to RMB614,045 thousand of which an aggregate of RMB312,757 thousand was borrowed under the Joint Banking Facilities and RMB43,611 thousand was secured by the pledged deposit of the Disposal Group as of December 31, 2012. The weighted average interest rate on outstanding bank borrowings of the Group as of June 30, 2013 was 2.0% (December 31, 2012: 2.1%).

As of June 30, 2013, the aggregate amount of funds secured by the Group as pledged deposits with the respective banks amounted to RMB679,091 thousand (USD110,648 thousand), of which RMB245,051 thousand (USD39,927 thousand) and RMB289,800 thousand (USD47,219 thousand) were pledged for Joint Banking Facilities and Guaranteed Facilities for the Disposal Group, respectively, as of June 30, 2013. As of December 31, 2012, the aggregate amount of funds secured by the Group as pledged deposits with the respective banks amounted to RMB556,941 thousand, of which RMB286,740 thousand and RMB207,900 thousand were pledged for Joint Banking Facilities and Guaranteed Facilities for the Disposal Group, respectively, as of December 31, 2012. The remaining pledged deposits were pledged for the banking facilities granted solely to the Group.

As of June 30, 2013 and December 31, 2012, the aggregate amount of unutilized banking facilities (including the unutilized facilities amount under the accounts receivable factoring agreements) granted solely to the Group amounted to RMB381,581thousand (USD62,173thousand) and RMB354,972 thousand, respectively. As of June 30, 2013 and December 31, 2012, the aggregate amount of unutilized Joint Banking Facilities amounted to RMB134,364thousand (USD21,893 thousand) and RMB81,334thousand, respectively. As of June 30, 2013 and December 31, 2012, the aggregate amount of unutilized Guaranteed Facilities for the Disposal Group amounted to RMB67,511thousand (USD11,000 thousand) and RMB68,531thousand, respectively.

Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Accounts Payable Accrued Liabilities and Other Liabilities Disclosure Current [Text Block]

Note 9 – Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities

Accrued expenses and other liabilities, and other non-current liabilities consist of the following:

	June 30,		December 31,
	2013	2013	2012
	USD’000	RMB’000	RMB’000
Legal and professional fees	451	2,770	5,351
Accrued staff related costs	226	1,388	7,568
Financial guarantees (note 16(iv))	1,500	9,206	12,460
Other accruals	5,622	34,501	10,355
Accrued expenses and other liabilities	7,799	47,865	35,734

Share-Based Compensation	6 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]

Note 10 – Share-Based Compensation

During the three months ended June 30, 2013 and 2012, the Company recognized share-based compensation expense for awards issued under the 2006 Incentive Plan and the 2009 Omnibus Securities and Incentive Plan (the “2009 Incentive Plan”) of RMB11,681 thousand (USD1,903 thousand) and RMB16,321 thousand, respectively. During the six months ended June 30, 2013 and 2012, the Company recognized share-based compensation expense for awards issued under the 2006 Incentive Plan and the 2009 Incentive Plan of RMB25,652 thousand (USD4,180 thousand) and RMB31,754 thousand, respectively. A detailed description of the Company’s share-based compensation awards is included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2012.

(a) Options under the 2004 Incentive Plan

Under the Company’s 2004 Incentive Plan, the Company issued options to purchase shares of the Company’s common stock. The options granted under the 2004 Incentive Plan had a weighted average exercise price per option of USD4.08 and weighted average remaining contractual term of approximately 2 years as of June 30, 2013.  During the three months ended June 30, 2013 and 2012, no share options under the 2004 Incentive Plan were exercised.  As of June 30, 2013, 1,184,769 options were outstanding under the 2004 Incentive Plan.

(b) Non-vested share units

A summary of non-vested share unit activity is as follows:

	2006 Incentive Plan		2009 Incentive Plan
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
Balance as of January 1, 2013	77,733	6.36	2,458,936	3.69
Vested	(77,733)	6.36	(1,083,933)	3.90
Forfeited (note i)	–	–	(30,000)	8.85
Balance as of June 30, 2013	–	6.36	1,345,003	3.40

Note i During the period ended June 30, 2013, certain share awards were forfeited due to the resignation of employee before the end of the vesting period.

(c) Shares with performance and market conditions

A summary of share activity is as follows:

	2009 Incentive Plan
	Shares	Weighted average grant-date fair value
		USD
Balance as of January 1, 2013	540,000	6.34
Vested	–	–
Balance as of June 30, 2013	540,000	6.34

Earnings Per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 11 – Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three Months ended June 30,		Six Months ended June 30
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Numerator for basic and diluted earnings per share:
Net income attributable to Cogo Group, Inc.	10,342	11,406	19,134	19,342
Denominator:
Basic weighted average shares	33,002,573	36,379,789	33,557,265	36,201,755
Effect of dilutive non-vested equity share units, performance shares, options and warrants	108,722	–	204,826	–
Diluted weighted average shares	33,111,295	36,379,789	33,762,091	36,201,755

	RMB	RMB	RMB	RMB
Basic earnings per share:	0.31	0.31	0.57	0.53
Diluted earnings per share:	0.31	0.31	0.57	0.53

Operating Segment Information	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 12 – Operating Segment Information

The Company operates in a single business segment as the revenue and profit are derived mainly from sales of components for digital media (such as network protection devices and data storage), telecommunication system equipment and industrial applications end-markets to the customers. Accordingly, no operating segment information is presented.

Revenues from external customers by category are summarized as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Net revenue
Product sales
Digital media	424,120	463,367	852,808	864,877
Telecommunications equipment	490,124	537,335	989,807	1,025,761
Industrial business	215,785	224,545	417,767	401,050
	1,130,029	1,225,247	2,260,382	2,291,688
Services Revenue	4,949	–	7,433	–
Total net revenue	1,134,978	1,225,247	2,267,815	2,291,688

Comprehensive Income	6 Months Ended
Jun. 30, 2013
Stockholders Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 13 – Comprehensive Income

The following table reconciles equity attributable to noncontrolling interests:

	Three Months ended June 30,		Six Months ended June 30
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning balance	53,279	26,386	46,253	22,334
Net income attributable to noncontrolling interest	4,858	7,528	11,869	10,836
Foreign currency translation adjustments	(302)	(745)	(287)	(1)
Ending balance	57,835	33,169	57,835	33,169

Fair Value Measurement	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 14 – Fair Value Measurement

The fair values of pledged bank deposits, accounts receivable, accounts payable, bank borrowings and accrued expenses and other liabilities approximated the respective carrying amounts because of the short maturity of these instruments. The Group adopted ASC 820-10, Fair Value Measurements and Disclosures, for the nonfinancial assets and liabilities that are remeasured at fair value on a nonrecurring basis.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 15 – Commitments and Contingencies

Acquisition of Goldshare Holdings Limited (“Goldshare”)

On April 1, 2011, the Group entered into a note subscription and share purchase agreement to acquire 3,142,857 shares (representing 44% of the outstanding shares) of Goldshare for a cash consideration of RMB22,000 thousand; and to subscribe to a convertible note to be issued by Goldshare for RMB20,000 thousand. The note can be convertible into 2,857,143 new shares of Goldshare at the option of the Group. If the Group exercises the conversion option of the convertible note, the Group will hold a total of 60% of the outstanding shares of Goldshare and Goldshare will become a subsidiary of the Group. The Group has not completed the acquisition of Goldshare because certain closing conditions, including the condition that required Goldshare to provide detailed monthly operation for a twelve-month period to the Company’s reasonable satisfaction, have not yet been fulfilled.

Goldshare engages in the business of distribution of chassis, capacitors, resistors and enclosures with most of its operations in the PRC. The purchase consideration will be contingently payable at various dates upon achieving certain agreed future earnings levels of Goldshare.

As of June 30, 2013, the Group has advanced RMB26,026 thousand (USD4,241 thousand) to Goldshare in connection with this acquisition.

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 16 – Related Party Transactions

For the periods presented, the principal related party transactions and amounts due from/(to) related party are summarized as follows:

		Three Months ended June 30,			Six Months ended June 30
	Note	2013	2013	2012	2013	2013	2012
		USD’000	RMB’000	RMB’000	USD’000	RMB’000	RMB’000
Sales of products	(i)	9,497	58,285	–	17,241	105,812	–
Purchase of products	(ii)	3,513	21,562	–	12,743	78,209	–
Purchase of services	(iii)	560	3,435	–	1,084	6,656	–
Guarantee fee	(iv)	250	1,534	–	502	3,087	–
Service fee	(v)	501	3,076	–	790	4,842	–
Receipt on behalf of Cogobuy	(vi)	–	–	–	14,725	90,376	–
Payment by Cogobuy on behalf of the Group	(vii)	485	2,979	–	6,277	38,524	–

				June 30,		December 31,
				2013	2013		2012
				USD’000	RMB’000		RMB’000
Current assets/liabilities
Amount due from/ (to) Cogobuy	(viii)			(27,966)	(171,638)		35,743

Notes:

(i)	For the three months and six months ended June 30, 2013, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Cogobuy.

(ii)	For the three months and six months ended June 30, 2013, the Group purchased components for digital media, telecommunication system equipment and industrial applications end-markets from Cogobuy.

(iii)	For the three months and six months ended June 30, 2013, the Group purchased e-commerce services from Cogobuy.

(iv)
For the three months and six months ended June 30, 2013, the Group charged a guarantee fee of USD250 thousand per quarter to act as the guarantors of the Disposal Group in respect of all existing bank facilities.

(v)	For the three months and six months ended June 30, 2013, the Group charged a service fee for the provision of supportive and administrative services to the Disposal Group.

(vi)
For the three months ended June 30, 2013, the Group had no receipts from customer of Cogobuy on behalf of Cogobuy. For the six months ended June 30, 2013, the Group received RMB90,376 thousand (USD14,725 thousand) from customers of Cogobuy on behalf of Cogobuy.

(vii)	For the three months and six months ended June 30, 2013, Cogobuy paid RMB2,979 thousand (USD485 thousand) and RMB38,524 thousand (USD6,277 thousand) to suppliers of the Group on behalf of the Group.

(viii)	As of June 30, 2013 and December 31, 2012, the amount due from/ (to) Cogobuy was unsecured, interest-free and repayable within one year.

Proposed acquisition of certain subsidiaries of the Group by the Chief Executive Officer and Chairman	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 17 – Proposed acquisition of certain subsidiaries of the Group by the Chief Executive Officer and Chairman

On July 15, 2013, Chief Executive Officer and Chairman of the Company, Jeffrey Kang, proposed to the Company’s Board of Directors that he would purchase a series of operating entities of the Group. Under the proposal, the total purchase price is USD80 million. The Company’s Board of Directors has authorized the audit committee which is comprised of the independent directors to review the proposed transaction. The audit committee has not yet approved the proposed transaction.

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
The Company has evaluated that the recently issued accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”), which are effective for adoption by the Company, have no significant impacts to the unaudited condensed consolidated financial statements. The Company has also evaluated the impact of recently issued accounting pronouncements issued by FASB that are not yet effective will not have a material impact on the financial position or results of operations upon adoption by the Company.

Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Accounts Receivable [Table Text Block]

	June 30,		December 31
	2013	2013	2012
	USD‘000	RMB‘000	RMB‘000
Accounts receivable	175,275	1,075,734	731,839
Less: allowance for doubtful accounts	(4,683)	(28,741)	(26,871)
Accounts receivable, net	170,592	1,046,993	704,968

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

An analysis of the allowance for doubtful accounts is as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning Balance	26,911	75,617	26,871	75,617
Additional allowance for doubtful accounts	1,830	–	1,870	–
Ending Balance	28,741	75,617	28,741	75,617

Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory [Table Text Block]

Inventories by major categories are as follows:
	June 30,		December 31,
	2013	2013	2012
	USD’000	RMB’000	RMB’000
Finished goods	67,230	412,616	516,372

Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	June 30,		December 31,
	2013	2013	2012
	USD’000	RMB’000	RMB’000
Property and equipment, at cost	7,387	45,340	32,783
Less: accumulated depreciation	(2,883)	(17,695)	(15,268)
Property and equipment, net	4,504	27,645	17,515

Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Net Excluding Goodwill [Table Text Block]

The changes in the carrying amount of intangible assets for the period ended June 30, 2013 is as follows:

June 30,
2013
RMB’000
Balance as of January 1, 2013	128,810
Amortization of intangible assets	(12,648)
Balance as of June 30, 2013	116,162
Balance as of June 30, 2013 (in USD)	18,927

Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses and other liabilities, and other non-current liabilities consist of the following:

	June 30,		December 31,
	2013	2013	2012
	USD’000	RMB’000	RMB’000
Legal and professional fees	451	2,770	5,351
Accrued staff related costs	226	1,388	7,568
Financial guarantees (note 16(iv))	1,500	9,206	12,460
Other accruals	5,622	34,501	10,355
Accrued expenses and other liabilities	7,799	47,865	35,734

Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Non Vested Shares [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of non-vested share unit activity is as follows:

	2006 Incentive Plan		2009 Incentive Plan
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
Balance as of January 1, 2013	77,733	6.36	2,458,936	3.69
Vested	(77,733)	6.36	(1,083,933)	3.90
Forfeited (note i)	–	–	(30,000)	8.85
Balance as of June 30, 2013	–	6.36	1,345,003	3.40

Performance Shares [Member]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of share activity is as follows:

	2009 Incentive Plan
	Shares	Weighted average grant-date fair value
		USD
Balance as of January 1, 2013	540,000	6.34
Vested	–	–
Balance as of June 30, 2013	540,000	6.34

Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted earnings per share:

	Three Months ended June 30,		Six Months ended June 30
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Numerator for basic and diluted earnings per share:
Net income attributable to Cogo Group, Inc.	10,342	11,406	19,134	19,342
Denominator:
Basic weighted average shares	33,002,573	36,379,789	33,557,265	36,201,755
Effect of dilutive non-vested equity share units, performance shares, options and warrants	108,722	–	204,826	–
Diluted weighted average shares	33,111,295	36,379,789	33,762,091	36,201,755

	RMB	RMB	RMB	RMB
Basic earnings per share:	0.31	0.31	0.57	0.53
Diluted earnings per share:	0.31	0.31	0.57	0.53

Operating Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Revenues from external customers by category are summarized as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Net revenue
Product sales
Digital media	424,120	463,367	852,808	864,877
Telecommunications equipment	490,124	537,335	989,807	1,025,761
Industrial business	215,785	224,545	417,767	401,050
	1,130,029	1,225,247	2,260,382	2,291,688
Services Revenue	4,949	–	7,433	–
Total net revenue	1,134,978	1,225,247	2,267,815	2,291,688

Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders Equity Note [Abstract]
Comprehensive Income (Loss) [Table Text Block]

The following table reconciles equity attributable to noncontrolling interests:

	Three Months ended June 30,		Six Months ended June 30
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning balance	53,279	26,386	46,253	22,334
Net income attributable to noncontrolling interest	4,858	7,528	11,869	10,836
Foreign currency translation adjustments	(302)	(745)	(287)	(1)
Ending balance	57,835	33,169	57,835	33,169

Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

For the periods presented, the principal related party transactions and amounts due from/(to) related party are summarized as follows:

		Three Months ended June 30,			Six Months ended June 30
	Note	2013	2013	2012	2013	2013	2012
		USD’000	RMB’000	RMB’000	USD’000	RMB’000	RMB’000
Sales of products	(i)	9,497	58,285	–	17,241	105,812	–
Purchase of products	(ii)	3,513	21,562	–	12,743	78,209	–
Purchase of services	(iii)	560	3,435	–	1,084	6,656	–
Guarantee fee	(iv)	250	1,534	–	502	3,087	–
Service fee	(v)	501	3,076	–	790	4,842	–
Receipt on behalf of Cogobuy	(vi)	–	–	–	14,725	90,376	–
Payment by Cogobuy on behalf of the Group	(vii)	485	2,979	–	6,277	38,524	–

				June 30,		December 31,
				2013	2013		2012
				USD’000	RMB’000		RMB’000
Current assets/liabilities
Amount due from/ (to) Cogobuy	(viii)			(27,966)	(171,638)		35,743

Notes:

(i)	For the three months and six months ended June 30, 2013, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Cogobuy.

(ii)	For the three months and six months ended June 30, 2013, the Group purchased components for digital media, telecommunication system equipment and industrial applications end-markets from Cogobuy.

(iii)	For the three months and six months ended June 30, 2013, the Group purchased e-commerce services from Cogobuy.

(iv)
For the three months and six months ended June 30, 2013, the Group charged a guarantee fee of USD250 thousand per quarter to act as the guarantors of the Disposal Group in respect of all existing bank facilities.

(v)	For the three months and six months ended June 30, 2013, the Group charged a service fee for the provision of supportive and administrative services to the Disposal Group.

(vi)
For the three months ended June 30, 2013, the Group had no receipts from customer of Cogobuy on behalf of Cogobuy. For the six months ended June 30, 2013, the Group received RMB90,376 thousand (USD14,725 thousand) from customers of Cogobuy on behalf of Cogobuy.

(vii)	For the three months and six months ended June 30, 2013, Cogobuy paid RMB2,979 thousand (USD485 thousand) and RMB38,524 thousand (USD6,277 thousand) to suppliers of the Group on behalf of the Group.

(viii)	As of June 30, 2013 and December 31, 2012, the amount due from/ (to) Cogobuy was unsecured, interest-free and repayable within one year.

Basis of Presentation (Details Textual)	Jun. 30, 2013
Basis Of Presentation [Line Items]
Foreign Currency Exchange Rate, Translation	6.1374

Accounts Receivable, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Mar. 30, 2013 CNY	Dec. 31, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 175,275	1,075,734		731,839
Less: allowance for doubtful accounts	(4,683)	(28,741)	(26,911)	(26,871)	(75,617)	(75,617)	(75,617)
Accounts receivable, net	$ 170,592	1,046,993		704,968

Accounts Receivable, Net (Details 1) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	26,911	75,617	26,871	75,617	$ 4,683
Additional allowance for doubtful accounts	1,830	0	1,870	0
Ending Balance	28,741	75,617	28,741	75,617	$ 4,683

Inventories (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 CNY
Inventory [Line Items]
Finished goods	$ 67,230	412,616	516,372

Property and Equipment, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 7,387	45,340	32,783
Less: accumulated depreciation	(2,883)	(17,695)	(15,268)
Property and equipment, net	$ 4,504	27,645	17,515

Intangible Assets (Details) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Finite-Lived Intangible Assets [Line Items]
Balance as of January 1, 2013		128,810
Amortization of intangible assets	(2,061)	(12,648)	(12,648)
Balance as of June 30, 2013	$ 18,927	116,162

Intangible Assets (Details Textual) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 CNY
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 30,829	189,211	176,563

Pledged Bank deposits, Bank Borrowings and Banking Facilities (Details Textual) In Thousands, unless otherwise specified	Jun. 30, 2013 Banking Facilities Granted Solely to the Group [Member] USD ($)	Jun. 30, 2013 Banking Facilities Granted Solely to the Group [Member] CNY	Dec. 31, 2012 Banking Facilities Granted Solely to the Group [Member] CNY	Jun. 30, 2013 Joint Banking Facilities [Member] USD ($)	Jun. 30, 2013 Joint Banking Facilities [Member] CNY	Dec. 31, 2012 Joint Banking Facilities [Member] CNY	Jun. 30, 2013 Guaranteed Facilities For Disposal Group [Member] USD ($)	Jun. 30, 2013 Guaranteed Facilities For Disposal Group [Member] CNY	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] CNY
Financial Services And Banking Facilities [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 162,000	994,259	934,515	$ 70,500	432,687	594,975	$ 50,000	306,870	311,505
Line of Credit Facility, Amount Outstanding	90,074	552,823	614,045	19,918	122,247	312,757
Line of Credit Facility, Remaining Borrowing Capacity	62,173	381,581	354,972	21,893	134,364	81,334	11,000	67,511	68,531
Amount secured by pledge deposit of disposal group			43,611
Amount secured as pledge deposit by the Group	$ 110,648	679,091	556,941	$ 39,927	245,051	286,740	$ 47,219	289,800	207,900
Debt, Weighted Average Interest Rate	2.00%	2.00%	2.10%

Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 CNY
Accrued Expenses And Other Liabilities [Line Items]
Legal and professional fees	$ 451	2,770	5,351
Accrued staff related costs	226	1,388	7,568
Financial guarantees (note 16(iv))	1,500	9,206	12,460
Other accruals	5,622	34,501	10,355
Accrued expenses and other liabilities	$ 7,799	47,865	35,734

Share-Based Compensation (Details) (Non Vested Equity Share Unit [Member], USD $)	6 Months Ended
	Jun. 30, 2013
2006 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Begining Balance	77,733
Shares, Vested	(77,733)
Shares Forfeited	0	[1]
Shares, Ending Balance	0
Weighted average grant-date fair value, Begining Balance	$ 6.36
Weighted average grant-date fair value, Vested	$ 6.36
Weighted average grant-date fair value, Fofeited	$ 0	[1]
Weighted average grant-date fair value, Ending Balance	$ 6.36
2009 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Begining Balance	2,458,936
Shares, Vested	(1,083,933)
Shares Forfeited	(30,000)	[1]
Shares, Ending Balance	1,345,003
Weighted average grant-date fair value, Begining Balance	$ 3.69
Weighted average grant-date fair value, Vested	$ 3.9
Weighted average grant-date fair value, Fofeited	$ 8.85	[1]
Weighted average grant-date fair value, Ending Balance	$ 3.4

[1]	During the period ended June 30, 2013, certain share awards were forfeited due to the resignation of employee before the end of the vesting period.

Share-Based Compensation (Details 1) (2009 Incentive Plan [Member], Performance Shares [Member], USD $)	6 Months Ended
Jun. 30, 2013
2009 Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Begining Balance	540,000
Shares, Vested	0
Shares, Ending Balance	540,000
Weighted average grant-date fair value, Begining Balance	$ 6.34
Weighted average grant-date fair value, Vested	$ 0
Weighted average grant-date fair value, Ending Balance	$ 6.34

Share-Based Compensation (Details Textual) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 2009 Incentive Plan [Member] CNY	Jun. 30, 2012 2009 Incentive Plan [Member] CNY	Jun. 30, 2013 2009 Incentive Plan [Member] CNY	Jun. 30, 2012 2009 Incentive Plan [Member] CNY	Jun. 30, 2013 2004 Incentive Plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price									$ 4.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term									2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,184,769	1,184,769	1,184,769
Share-Based Compensation	$ 1,903	$ 4,180	25,652	31,754	11,681	16,321	25,652	31,754

Earnings Per Share (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Numerator for basic and diluted earnings per share:
Net income attributable to Cogo Group, Inc.	$ 1,684	10,342	11,406	$ 3,116	19,134	19,342
Denominator:
Basic weighted average shares (in shares)	33,002,573	33,002,573	36,379,789	33,557,265	33,557,265	36,201,755
Effect of dilutive non-vested equity share units, performance shares, options and warrants	108,722	108,722	0	204,826	204,826	0
Diluted weighted average shares (in shares)	33,111,295	33,111,295	36,379,789	33,762,091	33,762,091	36,201,755
Basic earnings per share (in dollars per share)	$ 0.05	0.31	0.31	$ 0.09	0.57	0.53
Diluted earnings per share (in dollars per share)	$ 0.05	0.31	0.31	$ 0.09	0.57	0.53

Operating Segment Information (Details) (CNY) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Product sales	1,130,029	1,225,247	2,260,382	2,291,688
Service revenue	4,949	0	7,433	0
Total net revenue	1,134,978	1,225,247	2,267,815	2,291,688
Digital Media [Member]
Segment Reporting Information [Line Items]
Product sales	424,120	463,367	852,808	864,877
Telecommunications equipment [Member]
Segment Reporting Information [Line Items]
Product sales	490,124	537,335	989,807	1,025,761
Industrial business [Member]
Segment Reporting Information [Line Items]
Product sales	215,785	224,545	417,767	401,050

Comprehensive Income (Details) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Comprehensive Income [Line Items]
Beginning balance		53,279	26,386		46,253	22,334
Net income attributable to noncontrolling interest	792	4,858	7,528	1,934	11,869	10,836
Foreign currency translation adjustments		(302)	(745)		(287)	(1)
Ending balance	$ 9,423	57,835	33,169	$ 9,423	57,835	33,169

Commitments and Contingencies (Details Textual)	6 Months Ended	0 Months Ended	6 Months Ended		0 Months Ended
	Jun. 30, 2013 Convertible Note [Member]	Apr. 01, 2011 Goldshare [Member] CNY	Jun. 30, 2013 Goldshare [Member] USD ($)	Jun. 30, 2013 Goldshare [Member] CNY	Apr. 01, 2011 Goldshare [Member] Convertible Note [Member] CNY
Commitments and Contingencies Disclosure [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		44.00%
Business Acquisition Number Of Shares Acquired	2,857,143	3,142,857
Noncontrolling Interest, Ownership Percentage by Parent		60.00%
Payments to Acquire Businesses, Gross		22,000	$ 4,241	26,026
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable					20,000

Related Party Transactions (Details) In Thousands, unless otherwise specified	3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended
	Jun. 30, 2013 USD ($)		Jun. 30, 2013 CNY		Jun. 30, 2012 CNY		Jun. 30, 2013 USD ($)		Jun. 30, 2013 CNY		Jun. 30, 2012 CNY		Jun. 30, 2013 Guarantee Fee [Member] USD ($)		Jun. 30, 2013 Guarantee Fee [Member] CNY		Jun. 30, 2012 Guarantee Fee [Member] CNY		Jun. 30, 2013 Guarantee Fee [Member] USD ($)		Jun. 30, 2013 Guarantee Fee [Member] CNY		Jun. 30, 2012 Guarantee Fee [Member] CNY		Jun. 30, 2013 Service Fee [Member] USD ($)		Jun. 30, 2013 Service Fee [Member] CNY		Jun. 30, 2012 Service Fee [Member] CNY		Jun. 30, 2013 Service Fee [Member] USD ($)		Jun. 30, 2013 Service Fee [Member] CNY		Jun. 30, 2012 Service Fee [Member] CNY		Jun. 30, 2013 Product [Member] USD ($)		Jun. 30, 2013 Product [Member] CNY		Jun. 30, 2012 Product [Member] CNY		Jun. 30, 2013 Product [Member] USD ($)		Jun. 30, 2013 Product [Member] CNY		Jun. 30, 2012 Product [Member] CNY		Jun. 30, 2013 Cogobuy [Member] USD ($)		Jun. 30, 2013 Cogobuy [Member] CNY		Dec. 31, 2012 Cogobuy [Member] CNY
Related Party Transaction [Line Items]
Sales of products																																					$ 9,497	[1]	58,285	[2]	0	[1]	$ 17,241	[1]	105,812	[3]	0	[1]
Purchase of products	3,513	[2]	21,562	[2]	0	[2]	12,743	[2]	78,209	[2]	0	[2]
Purchase of services	560	[4]	3,435	[4]	0	[4]	1,084	[4]	6,656	[4]	0	[4]
Related Party Transaction, Fees													250	[5]	1,534	[5]	0	[5]	502	[5]	3,087	[5]	0	[5]	501	[6]	3,076	[6]	0	[6]	790	[6]	4,842	[6]	0	[6]
Receipt on behalf of Cogobuy	0	[7]	0	[7]	0	[7]	14,725	[7]	90,376	[7]	0	[7]
Payment by Cogobuy on behalf of the Group	485	[8]	2,979	[8]	0	[8]	6,277	[8]	38,524	[8]	0	[8]
Current assets/liabilities
Amount due from/ (to) Cogobuy																																																	$ (27,966)	[3]	(171,638)	[3]	35,743	[3]

[1]	For the three months and six months ended June 30, 2013, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Cogobuy.
[2]	For the three months and six months ended June 30, 2013, the Group purchased components for digital media, telecommunication system equipment and industrial applications end-markets from Cogobuy.
[3]	As of June 30, 2013 and December 31, 2012, the amount due from/ (to) Cogobuy was unsecured, interest-free and repayable within one year.
[4]	For the three months and six months ended June 30, 2013, the Group purchased e-commerce services from Cogobuy.
[5]	For the three months and six months ended June 30, 2013, the Group charged a guarantee fee of USD250 thousand per quarter to act as the guarantors of the Disposal Group in respect of all existing bank facilities.
[6]	For the three months and six months ended June 30, 2013, the Group charged a service fee for the provision of supportive and administrative services to the Disposal Group.
[7]	For the three months ended June 30, 2013, the Group had no receipts from customer of Cogobuy on behalf of Cogobuy. For the six months ended June 30, 2013, the Group received RMB90,376 thousand (USD14,725 thousand) from customers of Cogobuy on behalf of Cogobuy.
[8]	For the three months and six months ended June 30, 2013, Cogobuy paid RMB2,979 thousand (USD485 thousand) and RMB38,524 thousand (USD6,277 thousand) to suppliers of the Group on behalf of the Group.

Proposed acquisition of certain subsidiaries of the Group by the Chief Executive Officer and Chairman (Details Textual) (Chief Executive Officer [Member], Board of Directors Chairman [Member], USD $)	0 Months Ended
Jul. 15, 2013
Chief Executive Officer [Member] | Board of Directors Chairman [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 80,000,000